Property and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total	$ 50,840,884	$ 52,373,542
Accumulated depreciation	(16,750,788)	(13,050,220)	$ (8,543,148)
Property and equipment, net	34,090,096	39,323,322
Depreciation expense	5,093,038	4,947,575	4,543,419
Corporate aircraft (Note 13) [Member]
Property, Plant and Equipment [Line Items]
Total	37,095,612	40,693,020
Amortization expense related to the corporate aircraft capital lease	2,461,283	2,713,085	2,868,205
Accumulated amortization expense related to the corporate aircraft capital lease	8,175,540	6,104,441	$ 3,585,257
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	4,748,877	4,636,135
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	$ 8,996,395	$ 7,044,387